EARNINGS (LOSSES) PER COMMON SHARE - Summary of Potential Common Shares Outstanding Excluded From the Calculation of Diluted Losses Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EARNINGS (LOSSES) PER COMMON SHARE
Shares issuable under restricted shares and share options (in shares)	2,235,317	2,514,601	2,730,129